PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Depreciation	$ 660	$ 2,227
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation	$ 414	$ 324